CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	$ 483,598	$ 118,360
Client and trust funds on deposit [note 3]	973,143	364,964
Investments [note 13]	133,375	138,412
Accounts receivable and prepaid expenses [note 3]	240,849	170,156
Income taxes receivable	7,687	25,841
Total current assets	1,838,652	817,733
Capital assets, net [notes 3 and 4]	46,978	45,954
Right-of-use assets [notes 3 and 9]	50,620	44,882
Intangibles [notes 3 and 5]	4,290,998	3,388,482
Deferred income taxes [note 12]	7,846	0
Other assets [notes 3 and 6]	124,742	70,755
Total assets	6,359,836	4,367,806
Current
Accounts payable and accrued liabilities [note 3]	315,884	245,267
Current portion of provisions and other financial liabilities [notes 3 and 8]	275,710	14,643
Dividends payable	75,297	79,845
Client and trust funds payable [note 3]	961,080	368,348
Income taxes payable	3,209	0
Current portion of long-term debt [note 7]	203,805	449,509
Current portion of lease liabilities [notes 3 and 9]	14,926	11,348
Total current liabilities	1,849,911	1,168,960
Long-term debt [note 7]	2,252,311	1,154,985
Provisions and other financial liabilities [notes 3 and 8]	107,842	18,493
Deferred income taxes [note 12]	470,735	464,841
Lease liabilities [notes 3 and 9]	61,307	61,171
Total liabilities	4,742,106	2,868,450
Equity
Share capital	1,867,997	1,944,311
Contributed surplus	22,817	23,435
Deficit	(287,621)	(474,013)
Accumulated other comprehensive income (loss)	(20,746)	255
Total equity attributable to the shareholders of the Company	1,582,447	1,493,988
Non-controlling interests [note 3]	35,283	5,368
Total equity	1,617,730	1,499,356
Total liabilities and equity	$ 6,359,836	$ 4,367,806